Shareholders' Equity - Schedule of Stock-Based Compensation Expense (Details) - USD ($) $ in Millions	9 Months Ended
	Mar. 28, 2025	Mar. 29, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expenses on stock-based compensation	$ 133	$ 115
Tax benefit	(26)	(15)
Total	107	100
RSUs and PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expenses on stock-based compensation	124	102
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expenses on stock-based compensation	9	13
Cost of revenue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expenses on stock-based compensation	12	15
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expenses on stock-based compensation	60	54
Selling general, and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expenses on stock-based compensation	$ 61	$ 46